Business Combination (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Business Combination [Abstract]
Revenues	$ 3,071	$ 2,328	$ 9,570	$ 7,202
Net loss	$ (5,521)	$ (2,763)	$ (14,660)	$ (7,460)